Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 28, 2015	Jun. 29, 2014
Common Class A [Member]
Common stock, shares issued (in shares)	3,746,454	3,746,454
Common stock, shares outstanding (in shares)	3,746,454	3,746,454
Common Class B [Member]
Common stock, shares issued (in shares)	1,414,517	1,414,517
Common stock, shares outstanding (in shares)	1,414,517	1,414,517
Preferred stock, shares authorized (in shares)	2,000,000	2,000,000
Preferred stock, par value (in dollars per share)	$ 10	$ 10
Common stock, shares outstanding (in shares)	5,160,971	5,160,971
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares aurthorized (in shares)	10,000,000	10,000,000